Commitments and Contingencies - Summary of Options for Additional Ocean Ships (Details) - Ocean Ships - Options	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ship XXIII [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2032	2032
Option Exercise Date	July 2026	July 2026
Ship XXIV [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2032	2032
Option Exercise Date	July 2026	July 2026
Ship XXV [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2033	2033
Option Exercise Date	July 2027	July 2027
Ship XXVI [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2033	2033
Option Exercise Date	July 2027	July 2027
Ship XXVII [Member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2034	2034
Option Exercise Date	July 2028	July 2028
Ship XXVIII [member]
Disclosure of commitments and contingencies [line items]
Expected Delivery	2034	2034
Option Exercise Date	July 2028	July 2028